Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities allocated to the remaining performance obligations
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 92,680	€ 107,308
Within one year
Contract liabilities allocated to the remaining performance obligations
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	44,580	34,759
More than one year
Contract liabilities allocated to the remaining performance obligations
Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end	€ 48,100	€ 72,549